Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000099780 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000099780 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000099780 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099780 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099780 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099780 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099780 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099780 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099780 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099780 | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099780 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099780 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099780 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099780 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099780 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099780 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099780 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099780 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099780 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099780 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099780 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099780 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099780 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000099780 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099780 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099780 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099780 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099780 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099780 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099780 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099780 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099780 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099780 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099780 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099780 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099781 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000099781 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000099781 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099781 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099781 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099781 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099781 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099781 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099781 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099781 | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099781 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099781 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099781 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099781 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099781 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099781 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099781 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099781 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099781 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099781 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099781 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099781 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099781 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000099781 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099781 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099781 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099781 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099781 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099781 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099781 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099781 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099781 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099781 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099781 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099781 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176653 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176653 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000176653 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176653 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176653 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176653 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176653 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176653 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176653 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176653 | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176653 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176653 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000176653 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000176653 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000176653 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176653 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176653 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000176653 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176653 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176653 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176653 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176653 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176653 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000176653 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000176653 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176653 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176653 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176653 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176653 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176653 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176653 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176653 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176653 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000176653 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176653 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099783 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000099783 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000099783 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099783 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099783 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099783 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099783 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099783 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099783 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099783 | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099783 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099783 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099783 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099783 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099783 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099783 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099783 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099783 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099783 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099783 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099783 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099783 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099783 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000099783 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099783 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099783 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099783 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099783 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099783 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099783 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099783 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099783 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099783 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099783 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099783 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099784 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000099784 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000099784 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099784 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099784 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099784 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099784 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099784 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099784 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099784 | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099784 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099784 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099784 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099784 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099784 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099784 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099784 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099784 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099784 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099784 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099784 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099784 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099784 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000099784 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099784 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099784 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099784 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099784 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099784 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099784 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099784 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099784 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099784 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099784 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099784 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%